SUPPLEMENT DATED MAY 13, 2005

TO THE

STATEMENTS OF ADDITIONAL INFORMATION

OF THE

FUNDS INDICATED BELOW

Effective May 23, 2005, the clause, “redemptions of shares made in connection with qualified distributions from retirement plans or IRAs upon the attainment of age 59½” contained in “Purchase of Shares — Waivers of Deferred Sales Charges” of each of the Statements of Additional Information for the Funds listed below is deleted and replaced with the following:

“redemptions of shares made in connection with qualified distributions from retirement plans or IRAs upon the attainment of age 70½.”

In addition, shareholders who purchased shares subject to a Deferred Sales Charge prior to the date of implementation of this new policy will be “grandfathered” and will be eligible to obtain the waiver at age 59½ by demonstrating such eligibility at the time of redemption.

CITI FUNDS TRUST I
SMITH BARNEY EMERGING MARKETS EQUITY FUND	January 4, 2005

SB ADJUSTABLE RATE INCOME FUND	September 28, 2004
Smith Barney Shares

SMITH BARNEY AGGRESSIVE GROWTH FUND INC.	December 29, 2004

SMITH BARNEY ALLOCATION SERIES INC.	May 28, 2004
BALANCED PORTFOLIO
CONSERVATIVE PORTFOLIO
GROWTH PORTFOLIO
HIGH GROWTH PORTFOLIO
INCOME PORTFOLIO

SMITH BARNEY APPRECIATION FUND INC.	April 30, 2005

SMITH BARNEY CORE PLUS BOND FUND INC.	March 18, 2005

SMITH BARNEY EQUITY FUNDS	May 28, 2004
SMITH BARNEY SOCIAL AWARENESS FUND

SMITH BARNEY FUNDAMENTAL VALUE FUND INC.	January 28, 2005

SMITH BARNEY FUNDS, INC.
SMITH BARNEY LARGE CAP VALUE FUND	April 29, 2005
SMITH BARNEY SHORT-TERM INVESTMENT GRADE BOND FUND	April 29, 2005
U.S. GOVERNMENT SECURITIES FUND	April 29, 2005

SMITH BARNEY INCOME FUNDS
SMITH BARNEY DIVIDEND AND INCOME FUND	November 26, 2004
SB CONVERTIBLE FUND	November 26, 2004
Smith Barney Shares
SMITH BARNEY DIVERSIFIED STRATEGIC INCOME FUND	November 26, 2004
SMITH BARNEY EXCHANGE RESERVE FUND	November 26, 2004
SMITH BARNEY HIGH INCOME FUND	November 26, 2004
SB CAPITAL AND INCOME FUND	April 29, 2005
Smith Barney Shares
SMITH BARNEY TOTAL RETURN BOND FUND	November 26, 2004

SMITH BARNEY INVESTMENT FUNDS INC.
SMITH BARNEY GOVERNMENT SECURITIES FUND	April 29, 2005
SMITH BARNEY HANSBERGER GLOBAL VALUE FUND	August 28, 2004
SMITH BARNEY INVESTMENT GRADE BOND FUND	April 29, 2005
SMITH BARNEY MULTIPLE DISCIPLINE FUNDS — ALL CAP GROWTH AND VALUE FUND	August 28, 2004
SMITH BARNEY MULTIPLE DISCIPLINE FUNDS — BALANCED ALL CAP GROWTH AND VALUE FUND	August 2, 2004, as revised August 28, 2004

SMITH BARNEY MULTIPLE DISCIPLINE FUNDS — GLOBAL ALL CAP GROWTH AND VALUE FUND	August 28, 2004
SMITH BARNEY MULTIPLE DISCIPLINE FUNDS — LARGE CAP GROWTH AND VALUE FUND	August 28, 2004
SMITH BARNEY MULTIPLE DISCIPLINE FUNDS — ALL CAP AND INTERNATIONAL FUND	April 1, 2005
SMITH BARNEY REAL RETURN STRATEGY FUND	November 8, 2004
SMITH BARNEY SMALL CAP VALUE FUND	January 28, 2005
SMITH BARNEY SMALL CAP GROWTH FUND	January 28, 2005

SMITH BARNEY INVESTMENT SERIES	February 25, 2005
SB GROWTH AND INCOME FUND
Smith Barney Shares
SMITH BARNEY INTERNATIONAL FUND
SMITH BARNEY DIVIDEND STRATEGY FUND

SMITH BARNEY INVESTMENT TRUST
SMITH BARNEY LARGE CAPITALIZATION GROWTH FUND	March 28, 2005
SMITH BARNEY MID CAP CORE FUND	March 28, 2005
SMITH BARNEY CLASSIC VALUES FUND	March 28, 2005

SMITH BARNEY MONEY FUNDS, INC.	April 29, 2005
CASH PORTFOLIO
GOVERNMENT PORTFOLIO

SMITH BARNEY SECTOR SERIES FUND INC.	February 25, 2005
SMITH BARNEY FINANCIAL SERVICES FUND
SMITH BARNEY HEALTH SCIENCES FUND
SMITH BARNEY TECHNOLOGY FUND

SMITH BARNEY SMALL CAP CORE FUND, INC.	April 29, 2005

SMITH BARNEY TRUST II
SMITH BARNEY DIVERSIFIED LARGE CAP GROWTH FUND	February 25, 2005
SMITH BARNEY INTERNATIONAL LARGE CAP FUND	April 29, 2005
SMITH BARNEY SMALL CAP GROWTH OPPORTUNITIES FUND	February 25, 2005
SMITH BARNEY CAPITAL PRESERVATION FUND	February 25, 2005
SMITH BARNEY CAPITAL PRESERVATION FUND II	February 25, 2005

SMITH BARNEY WORLD FUNDS, INC.
SMITH BARNEY INFLATION MANAGEMENT FUND	February 28, 2005
INTERNATIONAL ALL CAP GROWTH PORTFOLIO	February 28, 2005

FD03165